Provisions for Contingent Loans Credit Risk - Schedule of Credit Risk for Contingent Loans (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Outstanding Exposure [Member]
Schedule of Credit Risk for Contingent Loans [Line Items]
Warranty by endorsement and sureties	$ 336,737	$ 351,531
Confirmed foreign letters of credit	160,856	83,392
Issued foreign letters of credit	281,360	267,212
Performance guarantees	3,124,626	2,640,297
Undrawn credit lines	11,125,300	10,084,458
Other commitments	51,889	120,545
Total	15,080,768	13,547,435
Expected Credit Loss [Member]
Schedule of Credit Risk for Contingent Loans [Line Items]
Warranty by endorsement and sureties	1,505	1,576
Confirmed foreign letters of credit	92	43
Issued foreign letters of credit	321	285
Performance guarantees	16,923	20,565
Undrawn credit lines	68,555	66,747
Other commitments	89	424
Total	$ 87,485	$ 89,640